CONCENTRATION AND RISKS (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Increase in foreign currency exchange rate	1.70%	9.24%	2.30%